UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08437

Undiscovered Managers Funds

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: August 31

Date of reporting period: May 31, 2013

ITEM 1. SCHEDULE OF INVESTMENTS.

Undiscovered Managers Funds

Schedule of Portfolio Investments as of May 31, 2013

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of
JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2013.

JPMorgan Realty Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 98.1%

	Apartments — 17.2%
274	American Campus Communities, Inc.	11,177
732	Apartment Investment & Management Co., Class A	22,147
272	AvalonBay Communities, Inc.	36,082
292	BRE Properties, Inc.	14,600
267	Camden Property Trust	18,481
822	Education Realty Trust, Inc.	8,603
804	Equity Residential	45,441
71	Essex Property Trust, Inc.	11,151
300	Post Properties, Inc.	14,334

		182,016

	Diversified — 8.7%
97	American Tower Corp.	7,519
396	Digital Realty Trust, Inc.	24,124
958	Duke Realty Corp.	15,874
306	DuPont Fabros Technology, Inc.	7,411
350	Liberty Property Trust	14,192
284	Vornado Realty Trust	22,741

		91,861

	Health Care — 15.5%
178	Aviv REIT, Inc. (m)	4,625
1,408	HCP, Inc.	66,710
439	Health Care REIT, Inc.	29,881
871	Ventas, Inc.	62,186

		163,402

	Hotels — 6.0%
2,244	Host Hotels & Resorts, Inc.	39,915
334	LaSalle Hotel Properties	8,811
332	Pebblebrook Hotel Trust	8,724
481	Sunstone Hotel Investors, Inc. (a)	5,807

		63,257

	Industrial — 4.9%
1,297	Prologis, Inc.	52,253

	Office — 12.2%
173	Alexandria Real Estate Equities, Inc.	11,874
448	Boston Properties, Inc.	47,793
1,066	Brandywine Realty Trust	15,098
537	Highwoods Properties, Inc.	19,562
174	Kilroy Realty Corp.	9,232
286	SL Green Realty Corp.	24,919

		128,478

SHARES	SECURITY DESCRIPTION	VALUE($)
	Regional Malls — 18.5%
549	CBL & Associates Properties, Inc.	12,623
1,522	General Growth Properties, Inc.	31,244
624	Pennsylvania Real Estate Investment Trust	12,402
738	Simon Property Group, Inc. (m)	122,808
204	Taubman Centers, Inc.	16,416

		195,493

	Shopping Centers — 6.4%
519	Equity One, Inc.	12,103
71	Federal Realty Investment Trust	7,626
1,324	Kimco Realty Corp.	29,337
371	Regency Centers Corp.	19,153

		68,219

	Single Tenant — 1.3%
383	National Retail Properties, Inc.	13,739

	Storage — 7.4%
742	CubeSmart	11,617
500	Extra Space Storage, Inc.	20,939
299	Public Storage	45,374

		77,930

	Total Common Stocks (Cost $863,547)	1,036,648

Short-Term Investment — 1.7%

	Investment Company — 1.7%
17,636	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.037% (b) (l) (m) (Cost $17,636)	17,636

	Total Investments — 99.8% (Cost $881,183)	1,054,284
	Other Assets in Excess of Liabilities — 0.2%	2,141

	NET ASSETS — 100.0%	$1,056,425

Percentages indicated are based on net assets.

JPMorgan Realty Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

REIT	— Real Estate Investment Trust.

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	The rate shown is the current yield as of May 31, 2013.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities and/or forward foreign currency exchange contracts.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,054,284	$–	$–	$1,054,284

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio.

There were no transfers between Levels 1 and 2 during the period ended May 31, 2013.

Undiscovered Managers Behavioral Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 90.3%

Consumer Discretionary — 8.1%

	Hotels, Restaurants & Leisure — 2.9%
49	Brinker International, Inc.	1,933
48	CEC Entertainment, Inc.	1,924
60	WMS Industries, Inc. (a)	1,524
24	Wyndham Worldwide Corp.	1,418

		6,799

	Household Durables — 1.0%
29	Tupperware Brands Corp.	2,365

	Media — 0.4%
43	DreamWorks Animation SKG, Inc., Class A (a)	945

	Specialty Retail — 3.2%
92	Aeropostale, Inc. (a)	1,344
66	Guess?, Inc.	2,081
131	Sally Beauty Holdings, Inc. (a)	3,995

		7,420

	Textiles, Apparel & Luxury Goods — 0.6%
22	Columbia Sportswear Co.	1,343

	Total Consumer Discretionary	18,872

Consumer Staples — 0.6%

	Food Products — 0.6%
138	Chiquita Brands International, Inc. (a)	1,397

Energy — 5.9%

	Energy Equipment & Services — 2.8%
410	Pioneer Energy Services Corp. (a)	2,860
355	TETRA Technologies, Inc. (a)	3,695

		6,555

	Oil, Gas & Consumable Fuels — 3.1%
285	Swift Energy Co. (a)	3,870
54	Tesoro Corp.	3,329

		7,199

	Total Energy	13,754

Financials — 38.2%

	Capital Markets — 3.1%
271	Apollo Investment Corp.	2,249
160	Investment Technology Group, Inc. (a)	2,212
307	Janus Capital Group, Inc.	2,690

		7,151

	Commercial Banks — 10.6%
174	Bancorp, Inc. (The) (a)	2,499
294	BBCN Bancorp, Inc.	3,783
285	First Horizon National Corp.	3,276
762	First Niagara Financial Group, Inc.	7,449

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Commercial Banks — Continued
225	Investors Bancorp, Inc.	4,450
16	Mercantile Bank Corp.	270
149	PrivateBancorp, Inc.	2,875

		24,602

	Insurance — 9.2%
299	CNO Financial Group, Inc.	3,690
250	Genworth Financial, Inc., Class A (a)	2,700
127	HCC Insurance Holdings, Inc.	5,442
70	StanCorp Financial Group, Inc.	3,157
457	Symetra Financial Corp.	6,377

		21,366

	Real Estate Investment Trusts (REITs) — 15.3%
128	Apollo Commercial Real Estate Finance, Inc.	2,127
256	CapLease, Inc.	2,209
264	Chatham Lodging Trust	4,892
301	Colony Financial, Inc.	6,665
505	CYS Investments, Inc.	5,189
168	Franklin Street Properties Corp.	2,286
189	Inland Real Estate Corp.	1,945
144	Pebblebrook Hotel Trust	3,768
137	Starwood Property Trust, Inc.	3,468
246	Sunstone Hotel Investors, Inc. (a)	2,965

		35,514

	Total Financials	88,633

Health Care — 7.7%

	Health Care Equipment & Supplies — 1.9%
201	Masimo Corp.	4,348

	Health Care Providers & Services — 4.7%
142	Health Management Associates, Inc., Class A (a)	1,954
133	Health Net, Inc. (a)	4,223
298	PharMerica Corp. (a)	4,647

		10,824

	Health Care Technology — 1.1%
52	Computer Programs & Systems, Inc.	2,604

	Total Health Care	17,776

Industrials — 4.8%

	Aerospace & Defense — 2.6%
93	B/E Aerospace, Inc. (a)	5,925

	Commercial Services & Supplies — 0.4%
32	Brink’s Co. (The)	871

Undiscovered Managers Behavioral Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued

	Construction & Engineering — 0.5%
52	Dycom Industries, Inc. (a)	1,188

	Electrical Equipment — 0.5%
26	EnerSys, Inc. (a)	1,281

	Machinery — 0.8%
53	Terex Corp. (a)	1,908

	Total Industrials	11,173

Information Technology — 16.4%

	Communications Equipment — 1.0%
373	Harmonic, Inc. (a)	2,277

	Electronic Equipment, Instruments & Components — 2.1%
80	MTS Systems Corp.	4,819

	IT Services — 9.5%
241	Broadridge Financial Solutions, Inc.	6,552
352	Convergys Corp.	6,403
84	Global Payments, Inc.	4,005
100	Lender Processing Services, Inc.	3,309
115	Sykes Enterprises, Inc. (a)	1,810

		22,079

	Semiconductors & Semiconductor Equipment — 2.8%
114	Cirrus Logic, Inc. (a)	2,088
49	International Rectifier Corp. (a)	1,066
407	Intersil Corp., Class A	3,337

		6,491

	Software — 1.0%
52	ACI Worldwide, Inc. (a)	2,432

	Total Information Technology	38,098

Materials — 5.3%

	Chemicals — 1.7%
80	Celanese Corp., Series A	3,933

	Metals & Mining — 2.3%
278	Commercial Metals Co.	4,293
35	RTI International Metals, Inc. (a)	1,027

		5,320

	Paper & Forest Products — 1.3%
118	PH Glatfelter Co.	2,918

	Total Materials	12,171

Utilities — 3.3%

	Electric Utilities — 1.3%
82	El Paso Electric Co.	2,942

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Gas Utilities — 2.0%
136	Piedmont Natural Gas Co., Inc.	4,609

	Total Utilities	7,551

	Total Common Stocks (Cost $180,311)	209,425

Short-Term Investment — 9.5%

	Investment Company — 9.5%
22,149	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.040%, (b) (l) (Cost $22,149)	22,149

	Total Investments — 99.8% (Cost $202,460)	231,574
	Other Assets in Excess of Liabilities — 0.2%	564

	NET ASSETS — 100.0%	$232,138

Percentages indicated are based on net assets.

Undiscovered Managers Behavioral Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	The rate shown is the current yield as of May 31, 2013.

As of May 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$30,961
Aggregate gross unrealized depreciation	(1,847)

Net unrealized appreciation/depreciation	$29,114

Federal income tax cost of investments	$202,460

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$231,574	$–	$–	$231,574

(a) All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended May 31, 2013.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Undiscovered Managers Funds

By:	/s/ Patricia A. Maleski
Patricia A. Maleski
President and Principal Executive Officer
July 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patricia A. Maleski
Patricia A. Maleski
President and Principal Executive Officer
July 30, 2013

By:	/s/ Joy C. Dowd
Joy C. Dowd
Treasurer and Principal Financial Officer
July 30, 2013